Operating Segments	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
OPERATING SEGMENTS
NOTE 23:-	OPERATING SEGMENTS

The Company applies the principles of IFRS 8, “Operating Segments” (“IFRS 8”), regarding operating segments. The segment reporting is based on internal management reports of the Company’s management, which are regularly reviewed by the Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated and assess performance. According to the principles of IFRS 8, the Company’s management determined that it has two reportable segments – (1) development of drugs based on cannabinoid molecules to be approved by an official regulatory authority (the Company’s operation); and (2) online sales of a various range of hemp-based products including hemp gummies, hemp oil capsules, hemp gel, hemp cream, detox pills, height pills, antibacterial creams, and anti-aging creams, among other beauty and hair treatment products that are all manufactured in the United States.

Segment performance (segment income (loss)) is evaluated based on operating income (loss) of each segment in the consolidated financial statements. The segment results reported to the CODM include items that are allocated directly to the segments and items that can be allocated on a reasonable basis.

The review of the CODM is carried out according to the results of the segment’s performance. His review does not include certain expenses that are not related specifically to the activity of each of the segments. Those expenses are presented as reconciliation between segments operating results to total operating results in financial statements.

The Group’s CODM is the CEO of the Company.

	Year ended December 31, 2025
	Drug Development	Online Sales	Total
Revenues
External	$-	$856	$856
Total	-	856	856

Cost of revenues	-	225	225
Research and development expenses	2,097	-	2,097
Sales and marketing	-	912	912
Impairment of intangible assets	-	115	115
General and administrative expenses	6,279	92	6,371
Other income, net	(490)	-	(490)

Segment loss	7,886	488	8,374
Company’s share of losses of company accounted for at equity, net			500
Gain from sale of an associate			(2,231)
Finance expense, net			5,921

Loss			12,564
	Year ended December 31, 2024
	Drug Development	Online Sales	Total
Revenues
External	$-	$1,306	$1,306
Total	-	1,306	1,306

Cost of revenues	-	800	800
Research and development expenses	1,707	-	1,707
Sales and marketing	-	1,515	1,515
Impairment of intangible assets	-	1,344	1,344
General and administrative expenses	4,436	90	4,526
Other income, net	(1,270)	-	(1,270)

Segment loss (gain)	4,873	2,443	7,316

Equity losses from the investment in MitoCareX			429
Finance expense (income), net			(259)
Tax income			(14)

Loss			7,472

	Year ended December 31, 2023
	Drug Development	Online Sales	Total
Revenues
External	$-	$2,879	$2,879
Total	-	2,879	2,879

Cost of revenues	-	683	683
Research and development expenses	1,641	-	1,641
Sales and marketing	-	2,484	2,484
Impairment of intangible assets	-	1,042	1,042
General and administrative expenses	3,718	126	3,844
Other income, net	-	-	-

Segment loss (gain)	5,359	1,456	6,815

Company’s share of losses of company accounted for at equity, net			210
Finance expense (income), net			(1,164)
Tax expense			22

Loss			5,883

Drug Development Segment

For the year ended December 31, 2024, the Company recognized other income in the amount of $1,288 as a result of a sale of an intangible asset.

Online Sales Segment

For the years ended December 31, 2023, 2024 and 2025, the Brand recorded significant losses. As of December 31, 2025, the Company has determined there are signs of decline in the value of the Brand and recognized a loss as a result of impairment to its intangible asset of $115 (as of December 31, 2024 - $1,344, as of December 31, 2023 - $1,042).

	As of December 31, 2025
	Drug Development	Online Sales	Total

Segment assets	$6,224	$1,398	$7,622
Segment liabilities	$2,213	$262	$2,475

	As of December 31, 2024
	Drug Development	Online Sales	Total

Segment assets	$8,407	$1,764	$10,171
Segment liabilities	$1,194	$226	$1,420